Other net losses	6 Months Ended
Jun. 30, 2025
Other Income and Expenses [Abstract]
Other net losses	Other net losses
Other net losses consist of the following:

	Three months ended		Six months ended
	June 30		June 30
	2025	2024	2025	2024
Restructuring costs (a)	$(6.8)	$(6.0)	$(12.4)	$(10.4)
Other (b)	6.3	—	(1.8)	—
	$(0.5)	$(6.0)	$(14.2)	$(10.4)
(a)Restructuring costs
Restructuring costs include one-time costs related to the Company's ongoing simplification and transition to a premium pure-play utility. Such costs include severance, fees paid to third-party consultants and other non-recurring items.
(b)Other
For the three and six months ended June 30, 2025, the other losses primarily consist of other miscellaneous write-offs, net of miscellaneous gains.